Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net sales	$ 2,353.8	$ 2,303.2	$ 2,282.9	$ 2,267.7	$ 2,463.5	$ 1,382.1	$ 792.9	$ 761.1	$ 9,207.6	$ 5,399.6	$ 3,001.4
Cost of goods sold (net of alternative fuel mixture credit of $0, $0 and $28.8)									7,674.9	4,407.7	2,281.3
Gross profit	419.9	359.8	360.8	392.2	434.4	212.4	166.3	178.8	1,532.7	991.9	720.1
Selling, general and administrative expenses									927.5	541.2	339.9
Restructuring and other costs, net	23.1	13.7	28.1	10.3	30.9	55.5	6.3	0.6	75.2	93.3	7.4
Operating profit									530.0	357.4	372.8
Interest expense									(119.7)	(88.9)	(75.5)
Loss on extinguishment of debt	(6.3)	(0.1)	(19.5)	0	0	(39.5)	0	0	(25.9)	(39.5)	(2.8)
Interest income and other income (expense), net									1.3	(15.0)	0.1
Equity in income of unconsolidated entities									3.4	1.5	0.8
Income before income taxes	120.8	90.6	53.3	124.4	127.1	(46.0)	55.8	78.6	389.1	215.5	295.4
Income tax (expense) benefit									(136.9)	(69.5)	(64.7)
Consolidated net income	83.4	59.3	32.7	76.8	84.8	(28.4)	38.3	51.3	252.2	146.0	230.7
Less: Net income attributable to noncontrolling interests									(3.1)	(4.9)	(5.1)
Net income attributable to Rock-Tenn Company shareholders	$ 82.3	$ 58.2	$ 31.9	$ 76.7	$ 83.9	$ (30.1)	$ 37.0	$ 50.3	$ 249.1	$ 141.1	$ 225.6
Basic earnings per share attributable to Rock-Tenn Company shareholders	$ 1.15	$ 0.82	$ 0.45	$ 1.08	$ 1.18	$ (0.60)	$ 0.94	$ 1.29	$ 3.49	$ 2.81	$ 5.80
Diluted earnings per share attributable to Rock-Tenn Company shareholders	$ 1.14	$ 0.81	$ 0.44	$ 1.06	$ 1.17	$ (0.60)	$ 0.92	$ 1.27	$ 3.45	$ 2.77	$ 5.70
Cash dividends paid per share									$ 0.80	$ 0.80	$ 0.60